Provisions - Schedule of Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 186.5
Current year provisions	79.3
Acquisitions	24.2
Paid or otherwise settled	(67.1)
Impact of foreign exchange	11.4
Balance, end of the year	234.3
Less current portion	66.4
Long-term portion	167.9
Self-insured liabilities
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	86.6
Current year provisions	43.7
Acquisitions	0.0
Paid or otherwise settled	(23.8)
Impact of foreign exchange	6.6
Balance, end of the year	113.1
Less current portion	11.6
Long-term portion	101.5
Claims
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	46.7
Current year provisions	22.6
Acquisitions	20.3
Paid or otherwise settled	(22.6)
Impact of foreign exchange	3.0
Balance, end of the year	70.0
Less current portion	39.1
Long-term portion	30.9
Lease restoration
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	28.5
Current year provisions	3.5
Acquisitions	1.4
Paid or otherwise settled	(5.0)
Impact of foreign exchange	1.2
Balance, end of the year	29.6
Less current portion	5.2
Long-term portion	24.4
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	24.7
Current year provisions	9.5
Acquisitions	2.5
Paid or otherwise settled	(15.7)
Impact of foreign exchange	0.6
Balance, end of the year	21.6
Less current portion	10.5
Long-term portion	$ 11.1